Commitments (Details) $ in Thousands	12 Months Ended	24 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2021 EUR (€)
Commitments
Amount commited to invest in CSR			€ 1,500,000
Amount invested	$ 520	€ 980,000